Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000151117
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%	1.30%		1.87%
Without Sales Load [Member] | C000151118
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%	1.07%		1.64%
Without Sales Load [Member] | C000159134
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	1.46%		2.01%
Without Sales Load [Member] | C000219340
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%	1.96%	3.08%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)		1.26%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	(0.48%)
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	3.19%		2.19%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	3.19%		2.19%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	3.19%		2.19%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	3.19%	2.77%